Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables [Abstract]
Trade and other receivables
15.	Trade and other receivables

	2020 £’000	2019 £’000
Trade receivables	2,051	1,471
Other receivables	1,722	3,667
Interest receivable	-	28
Prepayments and accrued income	6,507	4,473
	10,280	9,639

Included within prepayments and accrued income are amounts paid in advance for clinical trials that are expected to be repaid within 12 months.